Shareholder Report, Average Annual Return (Details) DFAY_United Kingdom Small Company Portfolio_Institutional_TSR Annual {Institutional}	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name	United Kingdom Small Company Portfolio – Institutional
Average Annual Return, Percent	13.18%	10.23%	4.08%
MSCI United Kingdom Index (net div.)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI United Kingdom Index (net div.)
Average Annual Return, Percent	26.59%	16.95%	6.60%
MSCI United Kingdom Small Cap Index (net div.)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI United Kingdom Small Cap Index (net div.)
Average Annual Return, Percent	16.42%	7.85%	3.46%